Segment reporting - Summary of Operating Results Based on Segments (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue		€ 1,696,854	€ 1,436,117	€ 1,292,210
Direct and marketing expenses		(1,269,917)	(1,136,870)	(979,300)
General and administrative expenses		(162,257)	(148,153)	(144,084)
Depreciation and Amortization Expense		(77,709)	(82,189)	(66,729)
Impairment of assets		(36,775)	(35,949)	0
Other Operating Income		6,724	6,071	5,491
Finance income		10,225	8,912	2,222
Finance expense		(6,082)	(2,726)	(1,345)
Gain on derivative contracts		0	0	4,148
Change in fair value of options		(12,976)	(28,642)	6,292
Gain on disposal of business		40,135	0	0
Impairment of Goodwill			(35,949)
Share of post-tax profit of equity accounted associate		576	0	0
Gain on bargain purchase		0	209	0
Transaction fees				(22,969)
Share listing expense		0	0	(126,252)
Change in fair value of warrant liability		0	0	34,518
Change in fair value of earnout liability	€ 237,400	0	0	237,354
Foreign exchange on revaluation of warrants and earnout liabilities		0	0	(25,047)
Profit / (loss) before taxation		188,798	16,780	216,509
Adjusted EBITDA		330,264	198,178	210,866
Betway
Disclosure of operating segments [line items]
Revenue		1,022,617	837,995	714,165
Direct and marketing expenses		(783,333)	(723,879)	(609,924)
General and administrative expenses		(84,511)	(77,213)	(61,657)
Depreciation and Amortization Expense		(37,845)	(38,504)	(27,809)
Impairment of assets		(36,775)
Other Operating Income		4,640	3,530	3,669
Finance income		8,634	7,850	1,398
Finance expense		(1,957)	(1,288)	(147)
Gain on derivative contracts				2,435
Change in fair value of options		0	0	0
Gain on disposal of business		0
Impairment of Goodwill			(35,949)
Share of post-tax profit of equity accounted associate		0
Gain on bargain purchase			0
Transaction fees				0
Share listing expense				0
Change in fair value of warrant liability				0
Change in fair value of earnout liability				0
Foreign exchange on revaluation of warrants and earnout liabilities				0
Profit / (loss) before taxation		91,470	(27,458)	22,130
Adjusted EBITDA		205,074	61,343	57,922
Spin
Disclosure of operating segments [line items]
Revenue		674,237	598,122	578,045
Direct and marketing expenses		(458,287)	(390,895)	(365,110)
General and administrative expenses		(48,881)	(40,666)	(57,538)
Depreciation and Amortization Expense		(38,241)	(41,141)	(35,963)
Impairment of assets		0
Other Operating Income		2,042	712	1,609
Finance income		1,438	483	382
Finance expense		(3,345)	(11)	(178)
Gain on derivative contracts				1,713
Change in fair value of options		0	0	21,421
Gain on disposal of business		0
Impairment of Goodwill			0
Share of post-tax profit of equity accounted associate		0
Gain on bargain purchase			209
Transaction fees				0
Share listing expense				0
Change in fair value of warrant liability				0
Change in fair value of earnout liability				0
Foreign exchange on revaluation of warrants and earnout liabilities				0
Profit / (loss) before taxation		128,963	126,813	144,381
Adjusted EBITDA		170,385	168,757	162,941
Other
Disclosure of operating segments [line items]
Revenue		0	0	0
Direct and marketing expenses		(28,297)	(22,096)	(4,266)
General and administrative expenses		(28,865)	(30,274)	(24,889)
Depreciation and Amortization Expense		(1,623)	(2,544)	(2,957)
Impairment of assets		0
Other Operating Income		42	1,829	213
Finance income		153	579	442
Finance expense		(780)	(1,427)	(1,020)
Gain on derivative contracts				0
Change in fair value of options		(12,976)	(28,642)	(15,129)
Gain on disposal of business		40,135
Impairment of Goodwill			0
Share of post-tax profit of equity accounted associate		576
Gain on bargain purchase			0
Transaction fees				(22,969)
Share listing expense				(126,252)
Change in fair value of warrant liability				34,518
Change in fair value of earnout liability				237,354
Foreign exchange on revaluation of warrants and earnout liabilities				(25,047)
Profit / (loss) before taxation		(31,635)	(82,575)	49,998
Adjusted EBITDA		€ (45,195)	€ (31,922)	€ (9,997)